The Company You Keep®

New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus: (212) 576-7856

Work at Home: (732)-589-6335

E-Mail: Mary_Najem@newyorklife.com

www.newyorklife.com

Mary Najem

Assistant General Counsel

VIA EDGAR

May 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 333-147707

Commissioners:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 22 on Form N-6 that was filed by the Registrant on April 9, 2020 (the "Amendment"); and (ii) the text of the Amendment was filed electronically on April 9, 2020.

If you have any questions regarding the foregoing, please contact the undersigned at (732)-589-6335

Very truly yours,

/s/ Mary Najem Mary Najem

Assistant General Counsel